Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill
Total
US$
Cost:
As of January 1, 2023	7,525
Disposal of subsidiaries	(7,511)
Exchange realignment	(14)

As of December 31, 2023 and 2024	—